ACCOUNTS PAYABLE AND ACCRUALS - OTHER	6 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUALS - OTHER [Abstract]
ACCOUNTS PAYABLE AND ACCRUALS - OTHER

NOTE 7 - ACCOUNTS PAYABLE AND ACCRUALS - OTHER:

	December 31, 2012	June 30, 2012
	($ in thousands)
Employees and employee institutions	$394	$438
Accrued vacation and recreation pay	278	272
Accrued clinical trial expenses	552	607
Provision for sales commissions	155	194
Accrued expenses	841	1,197
Due to government institutions		22
Provision for returns	53	139
Taxes payable	103	56
	$2,376	$2,925